Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) bbl	Dec. 31, 2019 USD ($) bbl	Sep. 30, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of asset retirement obligation liabilities incurred and acquired	$ 17	$ 873
Valuation Technique, Discounted Cash Flow | Measurement Input, Estimated Plug And Abandonment Cost Per Well For All Oil And Natural Gas Wells
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset retirement obligations, measurement input		52	50
Valuation Technique, Discounted Cash Flow | Remaining Life Per Well
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset retirement obligations, measurement input | bbl	27	12
Valuation Technique, Discounted Cash Flow | Measurement Input, Average Credit-Adjusted Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset retirement obligations, measurement input	0.0517	0.0834